18. OTHER FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Current		$ 140,452,483	$ 101,999,046
Non-current		127,810,125	148,992,036
Loans from financial institutions
Disclosure of financial liabilities [line items]
Current		113,957,750	80,010,080
Non-current		25,959,595	26,453,065
Obligations with the Public
Disclosure of financial liabilities [line items]
Current	[1]	23,144,728	14,042,688
Non-current	[1]	98,259,850	118,565,920
Finance lease
Disclosure of financial liabilities [line items]
Current		37,037	0
Non-current		460,338	0
Hedge derivatives
Disclosure of financial liabilities [line items]
Current	[2]	3,257,209	5,630,537
Non-current	[2]	3,130,342	3,973,051
Non-hedge derivatives
Disclosure of financial liabilities [line items]
Current	[3]	55,759	2,315,741
Non-current	[3]	$ 0	$ 0

[1]	Please refer to Note 19.
[2]	Please refer to Note 18.2 a.
[3]	Please refer to Note 18.2 b.